Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 12,504	$ 12,706	$ 31,286	$ 25,412	$ 56,652	$ 93,308
Operating expenses
Research and development	18,854	33,781	37,699	68,697	143,911	237,344
General and administrative	335,758	281,946	699,829	647,435	1,357,371	1,529,983
Total operating expenses	354,612	315,727	737,528	716,132	1,501,282	1,767,327
Loss from operations	(342,108)	(303,021)	(706,242)	(690,720)	(1,444,630)	(1,674,019)
Inducement expense	0	0	(582,904)	0
Interest expense	(25,766)	(43,100)	(64,592)	(85,730)	(170,883)	(173,355)
Change in fair value of derivative liabilities	0	464,500	0	1,004,167	2,000,605	2,076,499
Total other income (expense)					1,829,722	1,903,144
Income before taxes					385,092	229,125
Provision for income taxes					98,605	0
Net (loss) income	$ (367,874)	$ 118,379	$ (1,353,738)	$ 227,717	$ 286,487	$ 229,125
Basic net (loss) income per common share (in dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ 0.00
Diluted net (loss) income per common share (in dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic (in shares)	119,637,282	106,860,292	115,671,709	106,823,924	107,442,936	106,787,151
Weighted average number of common shares outstanding - diluted (in shares)	119,637,282	125,442,588	115,671,709	125,406,220	120,928,833	125,922,455